Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit before tax from continuing operations	€ 1,862	€ 1,867	€ 1,620
Profit before tax from discontinued operations	1,558	146	121
Profit before tax	3,420	2,013	1,741
Finance costs (net)	351	349	383
Share of equity accounted investments' profit	(60)	(65)	(42)
Profit on disposals	(1,539)	(59)	(55)
Group operating profit	2,172	2,238	2,027
Depreciation charge	1,071	1,006	1,009
Amortisation of intangible assets	61	66	71
Impairment charge	56		23
Share-based payment expense	67	65	46
Other (primarily pension payments)	(67)	(186)	(65)
Net movement on working capital and provisions	(463)	(209)	56
Cash generated from operations	2,897	2,980	3,167
Interest paid (including finance leases)	(335)	(317)	(346)
Corporation tax paid	(663)	(474)	(481)
Net cash inflow from operating activities	1,899	2,189	2,340
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	3,009	222	283
Interest received	34	11	8
Dividends received from equity accounted investments	48	31	40
Purchase of property, plant and equipment	(1,121)	(1,044)	(853)
Acquisition of subsidiaries (net of cash acquired)	(3,505)	(1,841)	(149)
Other investments and advances	(2)	(11)	(7)
Deferred and contingent acquisition consideration paid	(55)	(53)	(57)
Net cash outflow from investing activities	(1,592)	(2,685)	(735)
Cash flows from financing activities
Proceeds from issue of shares (net)	11	42	52
Proceeds from exercise of share options	7
Transactions involving non-controlling interests		(37)
Increase in interest-bearing loans, borrowings and finance leases	1,434	1,010	600
Net cash flow arising from derivative financial instruments	6	169	(5)
Premium paid on early debt redemption		(18)
Treasury/own shares purchased	(792)	(3)	(4)
Repayment of interest-bearing loans, borrowings and finance leases	(246)	(343)	(2,015)
Dividends paid to equity holders of the Company	(521)	(469)	(352)
Dividends paid to non-controlling interests	(12)	(8)	(8)
Net cash (outflow)/inflow from financing activities	(113)	343	(1,732)
Increase/(decrease) in cash and cash equivalents	194	(153)	(127)
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	2,135	2,449	2,518
Translation adjustment	17	(161)	58
Increase/(decrease) in cash and cash equivalents	194	(153)	(127)
Cash and cash equivalents at 31 December	€ 2,346	€ 2,135	€ 2,449